Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables and other	$ 14,623	$ 16,270
Due from related parties (Note 22)	15,641	12,819
Total	$ 30,264	$ 29,089